Basis of preparation (Tables)	12 Months Ended
Jun. 30, 2026
Basis Of Preparation
Schedule of exchange rates applied

Currency (per USD)	Opening 30 Jun 2025	Closing 30 Jun 2026	Average — full year	Average — 12 Feb to 30 Jun 2026
Australian dollar	0.6550	0.6869	0.6785	0.7080
Indian rupee	0.0117	0.0106	0.0110	0.0107
Singapore dollar / USD	1.0000	1.0000	1.0000	1.0000
Malaysian ringgit	0.2373	0.2457	0.2446	0.2516
Pound sterling	1.3729	1.3227	1.3420	1.3419
Omani rial	2.5974	2.5974	2.5975	2.5975
UAE dirham	0.2723	0.2723	0.2723	0.2723
Philippine peso	0.0178	0.0163	0.0170	0.0166